Consolidated Statements of Loss and Other Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
	Mar. 28, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit (loss) [abstract]
Other income		$ 1,489	$ 1,217	$ 1,447
Foreign exchange gains (losses)		145	1,191	(829)
Fair value change of financial assets at fair value through profit and loss ("FVTPL")		198	821	323
Fair value change of financial liabilities at FVTPL		222	1,597
Fair value change of convertible preferred shares			(76,430)	(189,646)
Research and development expenses		(24,566)	(34,193)	(35,457)
Administrative expenses		(17,768)	(20,641)	(9,947)
Impairment of intangible assets		(13,000)	0	0
Finance costs		(179)	(150)	(93)
Other expense		(140)	(46,003)	(6,608)
Loss before taxation		(53,599)	(172,591)	(240,810)
Income tax expenses		(259)	(10)	(1)
Loss and total comprehensive loss for the period, net of taxation, attributable to owners of the Company		$ (53,858)	$ (172,601)	$ (240,811)
Loss per share
Basic loss per common share (US$)	$ (61.6)	$ (52.8)	$ (231.99)	$ (844.95)
Diluted loss per common share (US$)	$ (61.6)	$ (52.8)	$ (231.99)	$ (844.95)